Consolidated Statements of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Dividends declared (in USD per share)	$ 1.52	$ 1.44	$ 1.32